Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total cost	$ 1,604,735	$ 1,457,461
Total accumulated depreciation	(360,424)	(281,111)
Property, Plant and Equipment, Net, Total	1,244,311	1,176,350
Total depreciation expense	96,563	77,503	57,827
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	190,424	200,340
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	727,567	712,908
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 686,744	$ 544,213